Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income / Loss [Member]	Total
Beginning balance, shares at Mar. 31, 2016	4,196,873
Beginning balance, amount at Mar. 31, 2016	$ 1	$ 166,368	$ (152,375)	$ (3,854)	$ 10,140
Adjustment due to 5:1 reverse stock-split, shares	(214)
Issuance of common stock upon exercise of common stock purchase warrants, shares	18,232
Issuance of common stock upon exercise of common stock purchase warrants, value		91			91
Issuance of common stock upon exercise of common stock options, shares	1,250
Issuance of common stock upon exercise of common stock options, value		7			7
Issuance of common stock for settlement of service fees, shares	20,801
Issuance of common stock for settlement of service fees, value		98			98
Stock based compensation related to issuance of common stock restricted stock grants, shares	52,380
Stock based compensation related to issuance of common stock restricted stock grants, value		302			302
Stock-based compensation expense, net of forfeitures		1,843			1,843
Foreign currency translation adjustment				(324)	(324)
Net income (loss)			9,274		9,274
Ending balance, shares at Mar. 31, 2017	4,289,322
Ending balance, amount at Mar. 31, 2017	$ 1	168,709	(143,101)	(4,178)	21,431
Cumulative adjustment to April 1, 2017 resulting from adoption of ASU No. 2016-09		11	(11)
Issuance of common stock in connection with December 8, 2017 closing of offering, net of commissions, expenses and other offering costs	228,000
Issuance of common stock in connection with December 8, 2017 closing of offering, net of commissions, expenses and other offering costs		968			968
Issuance of common stock in connection with March 6, 2018 closing of offering, net of commissions, expenses and other offering costs	1,428,570
Issuance of common stock in connection with March 6, 2018 closing of offering, net of commissions, expenses and other offering costs		4,500			4,500
Issuance of common stock upon exercise of common stock purchase warrants, shares	9,244
Issuance of common stock upon exercise of common stock purchase warrants, value		47			47
Issuance of common stock upon exercise of common stock options, shares	901
Issuance of common stock upon exercise of common stock options, value		5			5
Issuance of common stock for settlement of service fees, shares	15,916
Issuance of common stock for settlement of service fees, value		90			90
Stock based compensation related to issuance of common stock restricted stock grants, shares	199,783
Stock based compensation related to issuance of common stock restricted stock grants, value		1,179			1,179
Stock-based compensation expense, net of forfeitures		1,231			1,231
Foreign currency translation adjustment				203	203
Net income (loss)			(14,328)		(14,328)
Ending balance, shares at Mar. 31, 2018	6,171,736
Ending balance, amount at Mar. 31, 2018	$ 1	$ 176,740	$ (157,440)	$ (3,975)	15,326
Net income (loss)					(3,458)
Ending balance, amount at Jun. 30, 2018					$ 12,629